UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                  811-3910

Exact name of registrant as specified in charter:    Voyageur Tax-Free Funds

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             August 31

Date of reporting period:                            November 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Minnesota Fund
________________________________

November 30, 2006

                                                                                                      Principal            Market
                                                                                                      Amount               Value

Municipal Bonds - 105.56%

Corporate-Backed Revenue Bonds - 6.12%
Cloquet Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                              $6,500,000         $6,679,400
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21                              8,000,000          8,227,760
Sartell Environmental Improvement Revenue (International Paper) Series A 5.20% 6/1/27                  5,465,000          5,675,785
Seaway Port Authority of Duluth Industrial Development Dock & Wharf Revenues
     (Cargill, Inc. Project) Series E 6.125% 11/1/14                                                   4,500,000          4,598,010
                                                                                                                          _________

                                                                                                                         25,180,955
                                                                                                                         __________
Education Revenue Bonds - 6.32%
Minnesota State Colleges & Universities Revenue Fund Series A 5.00% 10/1/29 (MBIA)                     1,665,000          1,796,185
Minnesota State Higher Education Facilities Authority Revenue
     (Augsburg College)
          Series 6-C 5.00% 5/1/20                                                                      1,250,000          1,310,300
          Series J1 5.00% 5/1/36                                                                       2,225,000          2,308,482
     (College of St. Benedict) Series 4-G 6.20% 3/1/16                                                 1,000,000          1,001,550
     (St. Catherine College) Series 5-N1
          5.25% 10/1/22                                                                                1,500,000          1,577,115
          5.375% 10/1/32                                                                               1,000,000          1,063,660
University of Minnesota
&(1) 5.50% 7/1/21                                                                                     10,500,000         12,346,268
&(2) 5.75% 7/1/18                                                                                      3,840,000          4,570,176
                                                                                                                          _________

                                                                                                                         25,973,736
                                                                                                                         __________
Electric Revenue Bonds - 10.44%
Chaska Electric Revenue (Generating Facilities) Series A 5.00% 10/1/30                                 3,000,000          3,167,550
Minnesota State Municipal Power Agency
     5.00% 10/1/35                                                                                     3,000,000          3,167,550
     Series A 5.00% 10/1/34                                                                            4,250,000          4,465,518
     Series A 5.125% 10/1/29                                                                           3,000,000          3,184,530
Northern Minnesota Municipal Power Agency Electric System Revenue
   ^ Series A 5.849% 1/1/09 (AMBAC)                                                                    3,815,000          3,540,625
     Series B 4.75% 1/1/20 (AMBAC)                                                                     2,500,000          2,572,500
Rochester Electric Utilities Revenue 5.25% 12/1/30                                                     4,915,000          5,142,957
Shakopee Public Utilities Commission Revenue 5.125% 2/1/26 (MBIA)                                      1,000,000          1,031,400
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
   ^ 4.40% 1/1/25 (MBIA)                                                                               5,000,000          2,341,050
     5.25% 1/1/15 (AMBAC)                                                                              3,000,000          3,341,160
Southern Minnesota Municipal Power Agency Supply System Revenue
&(3) 5.25% 1/1/15 (AMBAC)                                                                              5,900,000          6,570,948
&(4) 5.25% 1/1/14 (AMBAC)                                                                              4,000,000          4,416,020
                                                                                                                          _________

                                                                                                                         42,941,808
                                                                                                                         __________
Escrowed to Maturity Bonds - 0.89%
Southern Minnesota Municipal Power Agency Supply System Revenue Series B 5.50% 1/1/15 (AMBAC)            990,000          1,034,867
University of Minnesota Series A 5.50% 7/1/21                                                          2,000,000          2,351,620
Western Minnesota Municipal Power Agency Supply Revenue Series A 9.75% 1/1/16 (MBIA)                     185,000            266,838
                                                                                                                            _______

                                                                                                                          3,653,325
                                                                                                                          _________
Health Care Revenue Bonds - 31.18%
Aitkin Health Care Facilities Revenue (Riverwood Health Care Center) 5.60% 2/1/32                      1,500,000          1,551,270
Apple Valley Economic Development Authority Health Care Revenue
     (Augustana Home St. Paul Project) Series A 6.00% 1/1/40                                           2,700,000          2,772,252
     (Evercare Senior Living Project) Series A 6.125% 6/1/35                                           4,000,000          4,048,240
Bemidji Hospital Facilities First Meeting Revenue (North Country Health Services) 5.00% 9/1/24 (RADIAN)  740,000            772,427
Bloomington Housing & Redevelopment Authority Housing Revenue (Senior
     Summerhouse Bloomington Project, Presbyterian Homes Housing & Assisted Living) 6.125% 5/1/35      3,420,000          3,489,529
Breckenridge Catholic Health Initiatives 5.00% 5/1/30                                                  2,000,000          2,123,940
Buffalo Health Care Revenue (Central Minnesota Senior Housing Project) Series A 5.50% 9/1/33           1,270,000          1,284,694
Duluth Economic Development Authority Health Care Facilities Revenue Benedictine
     Health System (St. Mary's Hospital)
          5.25% 2/15/33                                                                               10,000,000         10,566,899
          5.50% 2/15/23                                                                                1,000,000          1,081,680


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
Maple Grove Health Care Facilities Revenue (North Memorial Health Care)
     5.00% 9/1/29                                                                                      1,000,000          1,055,400
     5.00% 9/1/35                                                                                      5,850,000          6,143,495
Minneapolis Health Care Facility Revenue (Jones-Harrison Residence Project) 5.60% 10/1/30              1,550,000          1,578,381
Minneapolis Health Care System Revenue
     (Allina Health Systems) Series A 5.75% 11/15/32                                                   9,500,000         10,340,940
     (Fairview Health Services) Series D
          5.00% 11/15/30 (AMBAC)                                                                       2,500,000          2,681,775
          5.00% 11/15/34 (AMBAC)                                                                       2,500,000          2,676,125
Minnesota Agricultural & Economic Development Board Revenue
     (Benedictine Health Systems) 5.75% 2/1/29                                                         1,895,000          1,945,236
     (Fairview Health Care System) Series A 6.375% 11/15/29                                               15,000             16,365
Northfield Hospital Revenue 5.375% 11/1/26                                                             3,785,000          4,094,727
Prior Lake Senior Housing Revenue (Shepherds Path Senior Housing) Series B
     5.70% 8/1/36                                                                                      2,000,000          2,062,800
     5.75% 8/1/41                                                                                      1,000,000          1,019,820
Rochester Health Care Facilities Revenue
     (Mayo Clinic) 5.00% 11/15/36                                                                      7,000,000          7,452,970
     (Mayo Foundation) Series B 5.50% 11/15/27                                                           700,000            724,556
Rochester Health Care Facilities Revenue (Mayo Foundation)
&(5) Series A 5.50% 11/15/27                                                                           4,200,000          4,347,336
&(6) Series B 5.50% 11/15/27                                                                          16,750,000         17,337,590
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
     5.10% 9/1/25                                                                                      2,000,000          2,111,020
     5.25% 9/1/34                                                                                      7,000,000          7,423,570
Sherburne County Health Care Facilities Revenue (Guardian Angels Health Services) 5.55% 10/1/36        1,500,000          1,538,460
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.25% 7/1/30    9,420,000         10,053,401
St. Paul Housing & Redevelopment Authority Healthcare Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36                                               6,000,000          6,390,120
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
     6.00% 11/15/35                                                                                    4,340,000          4,844,655
     Series A 5.70% 11/1/15                                                                            1,300,000          1,341,353
Washington County Housing & Redevelopment Authority Hospital Facilities Revenue
     (Health East Project) 5.50% 11/15/27                                                              1,000,000          1,027,210
Woodbury Economic Development Authority Housing Revenue (Senior Summerhouse
     Woodbury Project) Series B 5.75% 6/1/41                                                           2,250,000          2,314,530
                                                                                                                          _________

                                                                                                                        128,212,766
                                                                                                                        ___________
Housing Revenue Bonds - 8.15%
Brooklyn Center Multifamily Housing Revenue (Shingle Creek) 5.40% 5/20/43 (GNMA) (AMT)                 1,000,000          1,038,970
Hopkins Multifamily Housing Revenue (Hopkins Renaissance Project-Section 8) 6.375% 4/1/20              1,000,000          1,028,090
@ Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project-Section 8) 5.75% 11/1/28          870,000            848,067
Minneapolis Multifamily Housing Revenue
     (Grant Street Apartments Project) Series A 7.25% 11/1/29                                            750,000            781,448
     (Seward Towers Project) 5.00% 5/20/36 (GNMA)                                                      4,000,000          4,173,920
     (Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)                                                 980,000          1,031,597
     (Trinity Apartments-Section 8) Series A 6.75% 5/1/21                                              1,750,000          1,840,213
Minnesota State Housing Finance Agency Residential Housing
     Series I 5.15% 7/1/38 (AMT)                                                                       5,550,000          5,793,645
     Series M 4.875% 7/1/37 (AMT)                                                                      4,500,000          4,599,270
Minnesota State Housing Finance Agency Single Family Mortgage
     Series A 5.30% 7/1/19                                                                               585,000            613,185
     Series B 5.35% 1/1/33 (AMT)                                                                       2,965,000          3,067,648
     Series J 5.90% 7/1/28 (AMT)                                                                         495,000            511,756
@ Park Rapids Multifamily Revenue (The Court Apartments Project-Section 8) 6.30% 2/1/20                2,835,000          2,657,614
St. Cloud Housing & Redevelopment Authority Revenue (Sterling Heights Apartments
     Project) 7.55% 4/1/39 (AMT)                                                                       1,000,000          1,065,690
St. Louis Park Residential Mortgage Revenue Series A 7.25% 4/20/23 (GNMA)                                 13,000             13,189
Stillwater Multifamily Housing Revenue (Stillwater Cottages Project)
     7.25% 11/1/27 (AMT)                                                                               1,540,000          1,573,125
     Series A 7.00% 11/1/27                                                                            1,000,000          1,021,400
Washington County Housing & Redevelopment Authority Governmental Revenue (BriarPond)
     Series C 7.25% 8/20/34                                                                              955,000            936,416
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue (Highland
     Apartments-Section 8) 5.85% 6/1/19                                                                  910,000            910,127
                                                                                                                            _______

                                                                                                                         33,505,370
                                                                                                                         __________
Lease Revenue Bonds - 2.52%
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series D 5.25% 7/1/36           1,070,000          1,133,858
St. Paul Port Authority Lease Revenue
     (Cedar Street Office Building Project)
     5.00% 12/1/22                                                                                     2,500,000          2,654,150
     5.125% 12/1/27                                                                                    1,000,000          1,071,720
     (Robert Street Office Building Project)
     4.75% 12/1/23                                                                                     2,000,000          2,080,300
     5.00% 12/1/27                                                                                     2,500,000          2,661,574
     Series 9 5.25% 12/1/27                                                                              725,000            779,542
                                                                                                                            _______

                                                                                                                         10,381,144
                                                                                                                         __________

Local General Obligation Bonds - 15.53%
Bloomington Independent School District #271 Series B 5.00% 2/1/17                                     5,300,000          5,509,615
Cambridge Independent School District #911 Series A 4.75% 2/1/30 (MBIA)                                1,035,000          1,080,157
Dakota County Capital Improvement Series A 4.75% 2/1/26                                                1,000,000          1,029,840
Farmington Independent School District #192 Capital Appreciation Series B
     5.00% 2/1/27 (FSA)                                                                                6,705,000          7,204,254
   ^ 5.34% 2/1/21 (FSA)                                                                                1,500,000            747,900
   ^ 5.422% 2/1/20 (FSA)                                                                               1,650,000            869,022
Hennepin County Regional Railroad Authority 5.00% 12/1/31                                              4,030,000          4,200,388
^ Lakeville Independent School District #194 Capital Appreciation Series B 5.45% 2/1/19 (FSA)          8,000,000          4,341,520
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)                                 5,500,000          5,755,420
^ Mahtomedi Independent School District #832 Capital Appreciation Series B 5.898% 2/1/14 (MBIA)        1,540,000          1,174,912
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21                                      1,200,000          1,299,000
Minneapolis Library 5.00% 12/1/25                                                                      1,500,000          1,592,490
Minneapolis Tax Increment Revenue (St. Anthony Falls Project) 5.75% 2/1/27                             1,000,000          1,039,460
New Brighton Tax Increment Series A
     5.00% 2/1/27 (MBIA)                                                                               1,000,000          1,089,370
     5.00% 2/1/28 (MBIA)                                                                               1,000,000          1,088,500
Prior Lake Independent School District #719 Series B 5.00% 2/1/19 (FSA)                                3,145,000          3,417,892
Ramsey County State Aid Series C 5.00% 2/1/28                                                          1,060,000          1,126,621
&(7) Rockford Independent School District #883 5.625% 2/1/23 (FSA)                                     7,020,000          7,438,603
^ Rosemont Independent School District #196 Capital Appreciation Series B
     5.931% 4/1/11 (FSA)                                                                               2,600,000          2,216,916
     5.96% 4/1/12 (FSA)                                                                                1,850,000          1,518,092
     6.008% 4/1/13 (FSA)                                                                               1,915,000          1,511,452
^ Sartell Independent School District #748 Capital Appreciation Series B
     5.976% 2/1/13 (MBIA)                                                                                540,000            428,711
     6.009% 2/1/15 (MBIA)                                                                              1,075,000            787,502
     6.15% 2/1/16 (MBIA)                                                                               1,750,000          1,231,720
St. Peter's Hospital Series A 5.00% 9/1/24 (MBIA)                                                      1,905,000          1,978,057
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care Facilities-Lakewood)
     5.00% 12/1/21                                                                                     2,000,000          2,091,200
     5.00% 12/1/34                                                                                     1,000,000          1,036,760
     5.125% 12/1/24                                                                                    1,000,000          1,055,360
                                                                                                                          _________

                                                                                                                         63,860,734
                                                                                                                         __________
$ Pre-Refunded Bonds - 9.62%
Chaska Electric Revenue Series A 6.00% 10/1/25-10                                                      1,000,000          1,088,400
Little Canada Multifamily Housing Revenue Alternative Development (Montreal Courts Apartments
     Project) Series A
     6.10% 12/1/17-07                                                                                  1,190,000          1,209,718
     6.25% 12/1/27-07                                                                                  2,900,000          2,971,137
Marshall Medical Center Gross Revenue (Weiner Memorial Medical Center Project) 6.00% 11/1/28-09        1,000,000          1,058,090
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 5.625% 5/15/32-12          11,525,000         12,775,924
Minneapolis Tax Increment Revenue Series E 5.00% 3/1/13-09                                             6,265,000          6,468,613
Minnesota Agricultural & Economic Development Board Revenue (Fairview Health Care
     System) Series A 6.375% 11/15/29-10                                                                 485,000            538,631
Minnesota Public Facilities Authority Water Pollution Control Revenue
     Series A 5.00% 3/1/20-10                                                                          3,000,000          3,135,660
     Series B 4.75% 3/1/19-09                                                                          2,000,000          2,053,820
Puerto Rico Public Buildings Authority Guaranteed Government Facilities Revenue
     Series D 5.25% 7/1/36-12                                                                          2,930,000          3,181,072
Rochester Multifamily Housing Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36-09                 3,890,000          4,034,980
Southern Minnesota Municipal Power Agency Supply System Revenue Series A 5.75% 1/1/18-13 (MBIA)        1,000,000          1,050,100
                                                                                                                          _________

                                                                                                                         39,566,145
                                                                                                                         __________
Special Tax Bonds - 2.30%
^ Minneapolis Community Development Agency Tax Increment Revenue 6.674% 9/1/09 (MBIA)                  5,750,000          5,210,708
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series B 5.00% 7/1/46              4,000,000          4,235,360
                                                                                                                          _________

                                                                                                                          9,446,068
                                                                                                                          _________
State General Obligation Bonds - 6.22%
Minnesota State
     5.00% 11/1/20 (FSA)                                                                               8,175,000          8,594,214
     5.00% 8/1/21                                                                                      2,400,000          2,548,032
Minnesota State Refunding Various Purposes 5.00% 6/1/13                                                5,175,000          5,287,660
Puerto Rico Commonwealth Public Improvement Series A
     5.00% 7/1/34                                                                                      4,500,000          4,731,660
     5.50% 7/1/19 (MBIA)                                                                               1,500,000          1,757,280
Puerto Rico Commonwealth Series B 5.00% 7/1/35                                                         1,500,000          1,593,240
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14                            1,000,000          1,079,770
                                                                                                                          _________

                                                                                                                         25,591,856
                                                                                                                         __________

Transportation Revenue Bonds - 3.75%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series A
     5.00% 1/1/22 (AMBAC)                                                                              3,440,000          3,513,822
     5.25% 1/1/16 (MBIA)                                                                               1,460,000          1,581,019
     5.25% 1/1/32 (FGIC)                                                                               5,000,000          5,267,951
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series C
     5.25% 1/1/32 (FGIC)                                                                               2,250,000          2,368,845
     5.50% 1/1/17 (FGIC)                                                                               2,500,000          2,672,550
                                                                                                                          _________

                                                                                                                         15,404,187
                                                                                                                         __________
Water & Sewer Revenue Bonds - 2.52%
&(8) Minnesota Public Facilities Authority Water Pollution Control Revenue
     5.25% 3/1/18                                                                                     10,000,000         10,376,500
                                                                                                                         __________

                                                                                                                         10,376,500
                                                                                                                         __________

Total Municipal Bonds (cost $411,457,859)                                                                               434,094,594
                                                                                                                        ___________

Short-Term Investments - 0.41%

~ Variable Rate Demand Notes - 0.41%
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 3.47% 11/15/32 (AMBAC)      1,700,000          1,700,000
                                                                                                                          _________

Total Short-Term Investments (cost $1,700,000)                                                                            1,700,000
                                                                                                                          _________


Total Market Value of Securities - 105.97%
     (cost $413,157,859)                                                                                                435,794,594

Liabilities Net of Receivables and Other Assets (See Notes) - (5.97%)*                                                  (24,565,102)
                                                                                                                         ___________

Net Assets Applicable to 32,574,155 Shares Outstanding - 100.00%                                                       $411,229,492
                                                                                                                       ____________

   * Includes $31,105,000 in liability for Inverse Floater programs. See Note 3 in "Notes."

   @ Illiquid security. At November 30, 2006, the aggregate amount of illiquid securities equaled $3,505,681, which represented
     0.85% of the Fund's net assets. See Note 3 in "Notes."

   ^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

   $ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
     maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

   ~ Variable rate security. The interest rate shown is the rate as of November 30, 2006.

&(1) Security held in a trust in connection with the Inverse Floater security $5,250,000, 7.383%, 7/1/21.

&(2) Security held in a trust in connection with the Inverse Floater security $1,920,000, 7.89%, 7/1/18.

&(3) Security held in a trust in connection with the Inverse Floater security $2,950,000, 7.251%, 1/1/15.

&(4) Security held in a trust in connection with the Inverse Floater security $2,000,000, 6.896%, 1/1/14.

&(5) Security held in a trust in connection with the Inverse Floater security $2,100,000, 7.383%, 11/15/27.

&(6) Security held in a trust in connection with the Inverse Floater security $8,375,000, 7.383%, 11/15/27.

&(7) Security held in a trust in connection with the Inverse Floater security $3,510,000, 7.636%, 2/1/23.

&(8) Security held in a trust in connection with the Inverse Floater security $10,000,000, 6.876%, 3/1/18.

For additional information on the Inverse Floater programs, see Note 3 in "Notes."

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance


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________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Tax Free Funds - Delaware Tax-Free Minnesota Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses - Interest and related expenses include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustees' fees from the Fund's participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities and inverse floating rate securities with an aggregate principal amount equal to the principal of the transferred bond. The Fund receives the inverse floating rate securities and cash from the trust in consideration of the conveyance of the municipal bonds to the trust. The cash received is treated as a liability for accounting purposes. Interest expense is recorded by the Fund based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees' fees expenses are recorded on the accrual basis.

For the period ended November 30, 2006, the Fund had an average daily liability from the participation in inverse floater programs of $31,105,000 and recorded interest expense at an average rate of 3.69%.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At November 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                $382,052,859
                                                                   ____________

Aggregate unrealized appreciation                                    22,836,321
Aggregate unrealized depreciation                                      (199,586)
                                                                   ____________

Net unrealized appreciation                                        $ 22,636,735
                                                                   ____________

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. Such securities are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.


The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At November 30, 2006, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: